SHARE-BASED COMPENSATION (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Share-Based Payment Arrangement [Abstract]
Schedule of Share-Based Compensation Expense

The following table sets forth the amount of share-based compensation expense recognized by the Company by line item on its Condensed Consolidated Statements of Operations for the three and nine months ended September 30, 2022 and 2021 (in thousands):

	Three Months Ended		Nine Months Ended
	September 30,		September 30,
	2022	2021	2022	2021
Research and development	$863	$152	$1,838	$536
General and administrative	1,305	1,016	4,026	2,849
Total Share Based Compensation	$2,168	$1,168	$5,864	$3,385

The following table sets forth the amount of share-based compensation expense recognized by the Company by line item on its Consolidated Statements of Operations and Comprehensive Loss for the years ended December 31, 2021, 2020 and 2019 (in thousands):

	Year ended December 31,
	2021	2020	2019
Research and development	$973	$350	$188
General and administrative	4,170	1,407	1,049
Total Share Based Compensation	$5,143	$1,757	$1,237

Schedule of Stock Option Activity

The following table sets forth a summary of the Company’s total stock option activity, including awards granted under the 2014 Plan and the 2009 Plan and inducement grants made outside of stockholder approved plans, for the nine months ended September 30, 2022:

			Weighted-
			Average
	Number of		Remaining	Aggregate
	Shares under	Weighted-	Contractual	Intrinsic
	Option	Average	Life	Value
	(in thousands)	Exercise Price	(in years)	(in thousands)
Outstanding at December 31, 2021	15,703	$1.93	8.03	$82
Granted	1,510	$0.72
Exercised	—	—
Canceled or forfeited	(1,011)	2.10
Outstanding at September 30, 2022	16,202	$1.81	7.41	DM
Exercisable at September 30, 2022	10,494	$1.72	6.94	DM

			Weighted-
			Average
	Number of		Remaining	Aggregate
	Shares under	Weighted-	Contractual	Intrinsic
	Option	Average	Life	Value
	(in thousands)	Exercise Price	(in years)	(in thousands)
Outstanding at December 31, 2018	3,942	$2.12	9.14	$57
Granted	3,986	$1.02
Exercised	(90)	$1.10
Canceled or forfeited	(1,602)	$1.78
Outstanding at December 31, 2019	6,236	$1.52	8.83	$358
Granted	4,044	$0.87
Exercised	(12)	$1.13
Canceled or forfeited	(121)	$1.04
Outstanding at December 31, 2020	10,147	$1.26	8.50	$3,160
Granted	8,273	$3.32
Exercised	(34)	$1.23
Canceled or forfeited	(2,683)	$3.70
Outstanding at December 31, 2021	15,703	$1.93	8.03	$82
Exercisable at December 31, 2021	7,562	$1.65	7.41	$59

Schedule of Weighted-Average Inputs and Assumptions in Black-Scholes Option

For the nine months ended September 30, 2022 and 2021, the grant-date fair value of stock options was determined using the following weighted-average inputs and assumptions in the Black-Scholes option pricing model:

	September 30, 2022	September 30, 2021
Fair market value	$0.72	$3.40
Grant exercise price	$0.72	$3.40
Expected term (in years)	6.0	6.03
Risk-free interest rate	2.1%	0.9%
Expected volatility	71.8%	74.6%
Dividend yield	—%	—%

	Year ended December 31,
	2021	2020	2019
Fair market value	$3.32	$0.87	$1.02
Grant exercise price	$3.32	$0.87	$1.02
Expected term (in years)	6.0	6.1	6.0
Risk-free interest rate	0.9%	1.3%	2.1%
Expected volatility	74.6%	71.5%	78.1%
Dividend yield	—%	—%	—%

Schedule of the Status of Restricted Stock Units

The following table sets forth a summary of the Company’s RSU and PSU activity for the nine months ended September 30, 2022:

	Restricted Stock	Weighted Average
	Units	Grant Date Fair
	(in thousands)	Value
Unvested at December 31, 2021	3,041	$0.80
Granted RSU	4,160	$0.68
Cancelled RSU	(217)	$0.75
Released RSU	(3,293)	$0.76
Granted PSU	1,004	$0.67
Unvested at September 30, 2022	4,695	$0.68

Restricted Stock Units (in thousands)
Unvested at December 31, 2020	—
Granted RSU	2,482
Granted PSU	559
Unvested at December 31, 2021	3,041